Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income (Loss) Before Income Taxes

Income (loss) before income taxes consists of:

	For the years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
	(In millions)
PRC	16,878	18,194	22,088	3,394
Non-PRC	21,029	(3,685)	(805)	(124)

	37,907	14,509	21,283	3,270

Components of Income Tax

Income taxes consist of:

	For the years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
	(In millions)
Current income tax	3,214	3,462	4,224	649
Income tax refund due to reduced tax rate	—	(535)	(473)	(73)
Adjustments of deferred tax assets due to change in tax rates	80	(13)	7	1
Deferred income tax (benefit) expense	2,181	(1)	(763)	(117)

	5,475	2,913	2,995	460

Reconciliation of Effective Income Tax Provision of Tax Computed By Applying Statutory Income Tax Rate to Pre-Tax Income

The reconciliation of the actual income taxes to the amount of tax computed by applying the aforementioned statutory income tax rate to pre-tax income is as follows:

	For the years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
	(In millions, except for per share data)
Expected taxation at PRC statutory tax rate	9,477	3,627	5,321	818
Effect of differing tax rates in different jurisdictions	(5,254)	736	854	131
Non-taxable income	(65)	(73)	(913)	(140)
Non-deductible expenses	165	115	653	99
Research and development super-deduction	(768)	(726)	(905)	(139)
Effect of PRC preferential tax rates and tax holiday	(1,547)	(1,851)	(2,095)	(322)
Effect of tax rate changes on deferred taxes	80	(13)	7	1
Over-accrued EIT for previous years	(249)	(520)	(579)	(89)
PRC withholding tax	2,471	283	101	16
Addition to valuation allowance	1,165	1,335	551	85

Taxation for the year	5,475	2,913	2,995	460

Effective tax rate	14.44%	20.08%	14.07%	14.07%

Effect of preferential tax rates inside the PRC on basic earnings per Class A and Class B ordinary share	44.31	53.41	60.33	9.27

Tax Effects of Temporary Differences that Gave Rise to Deferred Tax Balances

The tax effects of temporary differences that gave rise to the deferred tax balances at December 31, 2016 and 2017 are as follows:

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
	(In millions)
Deferred tax assets:
Provision for doubtful receivables	138	287	44
Accrued expenses, payroll and others	2,715	2,849	438
Fixed assets depreciation	26	53	8
Net operating loss carry-forward	1,727	1,061	163
Less: valuation allowance	(3,506)	(2,718)	(418)

Deferred tax assets, net	1,100	1,532	235

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
	(In millions)
Deferred tax liabilities:
Long-lived assets arising from acquisitions	248	133	20
Withholding tax on PRC subsidiaries’ undistributed earnings	633	586	91
Withholding tax on capital gains derived from PRC	2,708	2,656	408

	3,589	3,375	519